Other Long-Term Liabilities (Parenthetical) (Detail) (CAD) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Other Long Term Liabilities [Line Items]
Environmental remediation, including current portion	90	89
Restructuring provision, including current portion	50	89	55